INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

23— INCOME TAXES

23-1     Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:

	Year Ended December 31,
	2023	2022	2021
France	(9,026)	(418)	869
Other countries	(11,507)	(1,678)	24
Total	(20,533)	(2,096)	893

23-2     Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following :

	Year Ended December 31,
	2023	2022	2021
Current income tax expense:
France	(77)	(485)	(320)
Other countries	(533)	(251)	(436)
Sub-total current income tax expense	(610)	(736)	(756)
Deferred income tax (expense) benefit:
France	3	(8)	8
Other countries	(37)	(93)	556
Sub-total deferred income tax (expense) benefit	(34)	(101)	563
Total	(644)	(837)	(193)

23-3     Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature :

	2023	2022
Net operating loss carry forwards	16,356	13,793
Elimination of intercompany profit in inventory	689	480
Elimination of intercompany profit in fixed assets	396	256
Provisions for retirement indemnities	663	658
Capital leases treated as operating leases for tax	10	26
Other items	354	360
Total deferred tax assets	18,468	15,573
Total deferred tax liabilities	—	—
Net deferred tax assets	18,468	15,573
Valuation allowance for deferred tax assets	(17,739)	(14,744)
Deferred tax assets (liabilities), net of allowance	729	829

Net operating loss carryforwards available amount to €71,821 thousand as of December 31, 2023, of which €31,284 thousand relates to EDAP TMS SA, €40,310 thousand relates to Edap Technomed Inc. and €227 thousand relates to Edap Technomed Co Ltd Japan. These net operating losses generate deferred tax assets of €16,356 thousand as at December 31, 2023. Realization of these tax assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2023, €71,594 thousand out of these €71,821 thousand net operating loss carry-forwards have no expiration date but the amount of the net operating loss carry-forward, which can be used each year to offset taxable earnings, is limited in all jurisdictions. The remaining tax loss carry-forwards expire from years 2023 through 2025. In accordance with ASC 740, a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized.

23-4     Effective tax income (expense)

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax income (loss) is as follows:

	2023	2022	2021
Theoretical income tax (expense) benefit at French statutory tax rate	5,133	524	(237)
Income of foreign subsidiaries taxed at different tax rates	(546)	(174)	(95)
Effect of net operating loss carry-forwards and valuation allowances	(4,439)	(643)	626
Non-taxable debt fair value variation	—	—	—
Permanent differences	(263)	(99)	(258)
Effect of cancellation of intra-group positions	(476)	(366)	(130)
French business tax included in income tax (CVAE)	(74)	(99)	(85)
Other	20	20	(15)
Effective income tax (expense) benefit	(644)	(837)	(193)

23-5     Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2023 the Company believes that there is no significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no interest or penalties in 2023, 2022 and 2021.